INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes [Table Text Block]
	December 31, 2025	December 31, 2024
Current:
Federal	$-	$-
State	-	-
Total current	-	-
Deferred:
Federal	(3,474,159)	(1,660,843)
State	(909,899)	(434,983)
Total deferred	(4,384,058)	(2,095,826)
Permanent book/tax differences	27,035	482,490
Change in valuation allowance	4,357,023	1,613,336
Total tax benefit	$-	$-

Schedule of reconciliation between the effective income tax rate and the federal statutory income tax rate [Table Text Block]
	December 31, 2025	December 31, 2024

Loss before income taxes	$(16,543,616)	$(7,908,777)
Expected recovery at federal rate of 21%	(3,474,159)	(1,660,843)
Expected recovery at state rate of 5.5%	(909,899)	(434,983)
Permanent book/tax differences	27,035	482,490
Change in valuation allowance	4,357,023	1,613,336
Total tax benefit	$-	$-
	December 31, 2025	December 31, 2024

US federal statutory rate	21.0%	21.0%
State rate*	5.5%	5.5%
Effects of:
Amortization of debt discount	-	(6.0%)
Permanent book/tax differences	(0.2%)	-
Valuation allowance	(26.3%)	(20.5%)
	0%	0%

Schedule of components of deferred tax assets and liabilities [Table Text Block]
	December 31, 2025	December 31, 2024
Deferred tax assets
Net operating loss carryforwards	$5,186,407	$3,852,828
Property, plant and equipment	-	12,794
Convertible debt	-	104,538
Research and experimental expenditures	244,988	-
Stock-based compensation	1,608,433	-
Total deferred tax assets	7,039,828	3,970,327

Deferred tax liabilities
Derivative liabilities	-	(452,344)
Property, plant and equipment	(12,151)	-
Short-term investments	(251)	-
Total deferred tax liabilities	(12,402)	(452,344)

Valuation allowance	(7,027,426)	(3,517,983)

Net deferred tax asset	$-	$-